SCHEDULE OF DEFERRED TAX LIABILITIES AND ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax liabilities:
Property, plant and equipment/exploration and evaluation assets	$ (37,118)	$ (35,526)
Commodity contracts	(103)
Leases	(18)
Stock based compensation	377	48
Asset retirement obligations	425	363
Commodity contracts		362
Other		8
Loss carry-forward	33,078	34,745
Deferred tax assets and liabilities	$ (3,359)